Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Components of (Loss) Profit Before Income Tax Benefits (Expenses)	The components of (loss) profit before income tax benefits (expenses) are summarized as follows:
	For the Years Ended December 31,
	2023	2022	2021
PRC	$(11,527,235)	$(1,243,361)	$631,917
Non-PRC	(449,764)	(1,306,645)	(742,670)
Total	$(11,976,999)	$(2,550,006)	$(110,753)

Schedule of Income Tax Benefits (Expenses)	Income tax benefits (expenses) consist of the following:
	For the Years Ended December 31,
	2023	2022	2021
Current income tax expenses	$(69,467)	$(138,188)	$(997,198)
Deferred income tax benefits	739,227	(134,125)	1,346,616
Income tax benefits (expenses)	$669,760	$(272,313)	$349,418

Schedule of Reconciliation of Statutory Tax Rate to Effective Tax Rate	Below is a reconciliation of the statutory tax rate to the effective tax rate:
	For the Years Ended December 31,
	2023	2022	2021
PRC statutory income tax rate	25%	25%	25%
Effect of different income tax rates in other jurisdictions	0.76%	(2.11)%	(34.11)%
Effect of preferential tax benefits	1.81%	12.72%	167.36%
Effect of non-deductible expenses	(2.61)%	(1.22)%	(54.84)%
Effect of research and development credits	3.57%	3.06%	104.55%
Effect of deferred tax rate change	(19.63)%	(34.22)%	107.53%
Effect of changes in valuation allowance	(3.31)%	(13.91)%	0%
Effective tax rate	5.59%	(10.68)%	315.49%

Schedule of Deferred Tax Assets	Deferred tax assets as of December 31, 2023 and 2022 consist of the following:
	December 31, 2023	December 31, 2022
Deferred tax assets:
Excess advertising expense	$47,503	$842,295
Deferred Intangible assets amortization	-	25,790
Net operating loss carrying forward	1,049,699	1,052,209
Share-based compensation	186,497	178,764
Changes in fair value of short-term investments	-	50,502
Downward adjustments in investments in an equity security		13,733
Lease liabilities	109,499	71,024
Others	26,727	51,817
Less: Deferred tax liability	(346,059)	(81,910)
Less: Valuation allowance on deferred tax assets	(715,989)	(339,495)
Deferred tax assets, net	$357,878	$1,864,729
Deferred tax liability
Software acquired in business combination	-	208,200
Changes in fair value of short-term investments	137,546	-
Upward adjustments in investments in an equity security	3,333	-
Right-of-use assets	114,666	81,910
Unbilled revenue	218,764	-
Less: Deferred tax assets	(346,059)	(81,910)
Deferred tax liability, net	$128,250	$208,200

Schedule of Unrecognized Tax Benefits	The aggregate change in the balance of gross unrecognized tax benefits for the years ended December 31, 2023 and 2022 is as follows:
	December 31, 2023	December 31, 2022

Beginning balances	$-	$1,470,344
Increases related to tax positions change	-	(1,470,344)
Ending balances	$-	$-